Cover	Oct. 29, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity File Number	001-34049
Entity Registrant Name	Presidio Property Trust, Inc.
Entity Central Index Key	0001080657
Entity Tax Identification Number	33-0841255
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(760)
Local Phone Number	471-8536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Series A Common Stock, $0.01 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Series A Common Stock, $0.01 par value per share
Trading Symbol	SQFT
Security Exchange Name	NASDAQ
9.375% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	9.375% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	SQFTP
Security Exchange Name	NASDAQ